Convertible Preferred Stock and Stockholder's Deficit - Summary of Changes in Fair Value of Warrant Liability (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	$ 3,138	$ 3,138
Derivative liability at issuance	8,722
Change in fair value of derivatives	(2,611)
Reclassification of derivative liability upon elimination of obligation	(9,249)	(9,249)
Derivative liability, September 24, 2011
April 2011 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011
Derivative liability at issuance	6,932
Change in fair value of derivatives	561
Reclassification of derivative liability upon elimination of obligation	(7,493)
Derivative liability, September 24, 2011
March 2011 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011
Derivative liability at issuance	1,790
Change in fair value of derivatives	(625)
Reclassification of derivative liability upon elimination of obligation	(1,165)
Derivative liability, September 24, 2011
March 2010 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	1,195	1,195
Derivative liability at issuance
Change in fair value of derivatives	(881)
Reclassification of derivative liability upon elimination of obligation	(314)
Derivative liability, September 24, 2011
August 2009 Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability, January 1, 2011	1,943	1,943
Derivative liability at issuance
Change in fair value of derivatives	(1,666)
Reclassification of derivative liability upon elimination of obligation	(277)
Derivative liability, September 24, 2011